Stockholders' (Deficit) Equity - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2017	Oct. 31, 2016	Mar. 31, 2014	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Class of Stock [Line Items]
Shares Authorized (in shares)				76,894,620	10,000,000	58,354,472
Shares Issued (in shares)				76,235,050	0	57,986,873
Shares Outstanding (in shares)				76,235,050	0	57,986,873
Carrying Value				$ 119,106	$ 0	$ 94,138
Convertible Preferred Stock
Class of Stock [Line Items]
Shares Authorized (in shares)				76,894,620		58,354,472
Shares Issued (in shares)				76,235,050		57,986,873
Shares Outstanding (in shares)				76,235,050		57,986,873
Carrying Value				$ 119,106		$ 94,138
Series A convertible preferred stock
Class of Stock [Line Items]
Shares Authorized (in shares)				5,375,507		5,375,507
Shares Issued (in shares)				5,375,507		5,375,507
Shares Outstanding (in shares)				5,375,507		5,375,507
Carrying Value				$ 5,037		$ 5,037
Liquidation Preference per Share				$ 1.00
8% Dividend per Share				0.08
Conversion Price per Share				6.65
Shares issue price (in dollars per share)				$ 1.00
Number of common shares called by each convertible preferred share				0.1504
Series B convertible preferred stock
Class of Stock [Line Items]
Shares Authorized (in shares)				8,706,909		8,706,909
Shares Issued (in shares)				8,706,909		8,706,909
Shares Outstanding (in shares)				8,706,909		8,706,909
Carrying Value				$ 15,913		$ 15,913
Liquidation Preference per Share				$ 1.84
8% Dividend per Share				0.15
Conversion Price per Share				9.91
Shares issue price (in dollars per share)				$ 1.84
Number of common shares called by each convertible preferred share				0.1855
Series C convertible preferred stock
Class of Stock [Line Items]
Shares Authorized (in shares)				14,091,589		14,091,589
Shares Issued (in shares)				13,829,906		13,829,906
Shares Outstanding (in shares)				13,829,906		13,829,906
Carrying Value				$ 14,949		$ 14,949
Liquidation Preference per Share				$ 1.07
8% Dividend per Share				0.09
Conversion Price per Share				7.12
Shares issue price (in dollars per share)				$ 1.07
Number of common shares called by each convertible preferred share				0.1504
Series D convertible preferred stock
Class of Stock [Line Items]
Shares Authorized (in shares)				5,683,292		5,683,292
Shares Issued (in shares)				5,683,292		5,683,292
Shares Outstanding (in shares)				5,683,292		5,683,292
Carrying Value				$ 6,043		$ 6,043
Liquidation Preference per Share				$ 1.07
8% Dividend per Share				0.09
Conversion Price per Share				7.12
Shares issue price (in dollars per share)				$ 1.07
Number of common shares called by each convertible preferred share				0.1504
Series E convertible preferred stock
Class of Stock [Line Items]
Shares Authorized (in shares)				15,373,091		15,373,091
Shares Issued (in shares)				15,267,175		15,267,175
Shares Outstanding (in shares)				15,267,175		15,267,175
Carrying Value				$ 39,848		$ 39,848
Liquidation Preference per Share				$ 2.62
8% Dividend per Share				0.21
Conversion Price per Share				$ 15.16
Net proceeds from issuance of convertible preferred stock			$ 39,800
Shares issued during the period			15,267,175
Shares issue price (in dollars per share)			$ 2.62
Number of common shares called by each convertible preferred share			0.1728
Series F convertible preferred stock
Class of Stock [Line Items]
Shares Authorized (in shares)				27,664,232		9,124,084
Shares Issued (in shares)				27,372,261		9,124,084
Shares Outstanding (in shares)				27,372,261		9,124,084
Carrying Value				$ 37,316		$ 12,348
Liquidation Preference per Share				$ 1.37
8% Dividend per Share				0.11
Conversion Price per Share				$ 9.11
Net proceeds from issuance of convertible preferred stock	$ 25,000	$ 12,300
Shares issued during the period	18,248,177	9,124,084
Shares issue price (in dollars per share)	$ 1.37	$ 1.37
Number of common shares called by each convertible preferred share	0.1504